Events (Unreviewed) Subsequent to the Filing of Form 10-Q	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Events (Unreviewed) Subsequent to the Filing of Form 10-Q [Line Items]
Events (Unreviewed) Subsequent to the Filing of Form 10-Q

Note 11 — Events (Unreviewed) Subsequent to the Filing of Form 10-Q

On June 11, 2025, the Company entered into Amendment No. 4 to Amended and Restated Agreement and Plan of Merger, dated as of November 6, 2024, as amended by Amendment No. 1 to Amended and Restated Agreement and Plan of Merger, dated November 11, 2024, Amendment No. 2 to Amended and Restated Agreement and Plan of Merger, dated February 10, 2025, and Amendment No. 3 to Amended and Restated Agreement and Plan of Merger, dated March 31, 2025, by and among the WTMA, WTMA Merger Subsidiary LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of WTMA, and Evolution Metals LLC, a Delaware limited liability company, which amended and restated that certain Agreement and Plan of Merger, dated as of April 1, 2024.

Subsequent to year end, as part of the series of transactions contemplated by the Business Combination, the Company entered into an Amended and Restated Agreement and Plan of Merger, by and among the Company, Critical Mineral Recovery, Inc., a Missouri corporation, and the other parties thereto, pursuant to which CMR will be merged out of existence and into a wholly owned subsidiary of the Company.

On June 26, 2025, the Company held a special meeting of its stockholders (the “June 2025 Extension Special Meeting”). The stockholders approved the proposal to amend (the “June 2025 Charter Amendment”) the Company’s charter by allowing the Company to extend the Combination Period with a target for up to an additional three months, from June 30, 2025, to up to September 30, 2025 and proposal to amend the Trust Agreement, allowing the Company to extend the Combination Period for up to an additional three months, from June 30, 2025, to up to September 30, 2025 (the “June 2025 Trust Amendment” and, together with the June Charter Amendment, the “June 2025 Extensions”). In connection with the votes to approve the June 2025 Extension at the June 2025 Extension Special Meeting, the holders of 518,102 shares of common stock of the Company properly exercised their right to redeem their shares for cash at a redemption price of $11.31 per share, for an aggregate redemption amount of $5.86 million, leaving approximately $6.38 million in the trust account, based on the approximately $12.24 million held in the trust account as of June 26, 2025. The amount due to the redeeming stockholders was subsequently disbursed on July 7, 2025.

On June 30, 2025, the Company issued a promissory note (the “Working Capital Note 11”) in the principal amount of $286,259 to the Sponsor in exchange for cash.

On July 3, 2025, the Amended and Restated Agreement and Plan of Merger, by and among the Company, Critical Mineral Recovery, Inc., a Missouri corporation, and the other parties thereto, pursuant to which CMR will be merged out of existence and into a wholly owned subsidiary of the Company, was terminated.

On July 21, 2025, the Company entered into Amendment No. 5 to Amended and Restated Agreement and Plan of Merger, dated as of November 6, 2024, as amended by Amendment No. 1 to Amended and Restated Agreement and Plan of Merger, dated November 11, 2024, Amendment No. 2 to Amended and Restated Agreement and Plan of Merger, dated February 10, 2025, Amendment No. 3 to Amended and Restated Agreement and Plan of Merger, dated March 31, 2025, and Amendment No. 4 to Amended and Restated Agreement and Plan of Merger, dated June 11, 2025 by and among the WTMA, WTMA Merger Subsidiary LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of WTMA, and Evolution Metals LLC, a Delaware limited liability company, which amended and restated that certain Agreement and Plan of Merger, dated as of April 1, 2024.

EVOLUTION METALS LLC [Member]
Events (Unreviewed) Subsequent to the Filing of Form 10-Q [Line Items]
Events (Unreviewed) Subsequent to the Filing of Form 10-Q

Note 14 — Events (Unreviewed) Subsequent to the Filing of Form 10-Q

On May 29, 2025, EM made a non-interest bearing promissory note to David Wilcox, the sole managing member and owner of EM, amounting to $250,000 so that David Wilcox in his individual capacity could make a foreign direct investment for the benefit of EM.

On June 11, 2025, the Company entered into Amendment No. 4 to Amended and Restated Agreement and Plan of Merger, dated as of November 6, 2024, as amended by Amendment No. 1 to Amended and Restated Agreement and Plan of Merger, dated November 11, 2024, Amendment No. 2 to Amended and Restated Agreement and Plan of Merger, dated February 10, 2025, and Amendment No. 3 to Amended and Restated Agreement and Plan of Merger, dated March 31, 2025, by and among the WTMA, WTMA Merger Subsidiary LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of WTMA, and Evolution Metals LLC, a Delaware limited liability company, which amended and restated that certain Agreement and Plan of Merger, dated as of April 1, 2024.

On June 30, 2025, the Company entered into unsecured promissory notes with the Sponsor in the amount of $286,259. This note is non-interest bearing and mature on the earlier of the (a) Closing or (b) liquidation of WTMA.

Termination of Planned Acquisition of CMR:    On July 3, 2025, the planned acquisition of CMR was terminated. A key estimate used in the estimated fair value of the Company’s derivative liabilities was the enterprise value of New EM, which included the enterprise value of the Four Entities and CMR as components.

For these agreements that existed as of December 31, 2024, if the liabilities were to be remeasured at June 30, 2025 to reflect the impact of the termination and at current market conditions, the change in fair value would be reflected in the six month period ended June 30, 2025, and the current liabilities are as follows:

June 30, 2025
Current liabilities:
July Investment Agreement Derivative	$112,521,314
CPU Share Allocation Obligations	2,505,277
Total liabilities	$115,026,591

On July 21, 2025, the Company entered into Amendment No. 5 to Amended and Restated Agreement and Plan of Merger, dated as of November 6, 2024, as amended by Amendment No. 1 to Amended and Restated Agreement and Plan of Merger, dated November 11, 2024, Amendment No. 2 to Amended and Restated Agreement and Plan of Merger, dated February 10, 2025, Amendment No. 3 to Amended and Restated Agreement and Plan of Merger, dated March 31, 2025, and Amendment No. 4 to Amended and Restated Agreement and Plan of Merger, dated June 11, 2025 by and among the WTMA, WTMA Merger Subsidiary LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of WTMA, and Evolution Metals LLC, a Delaware limited liability company, which amended and restated that certain Agreement and Plan of Merger, dated as of April 1, 2024.